September 2015
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Deanna Degnan
Account Administrator
312-332-7458
deanna.degnan@usbank.com
www.usbank.com/abs
190 South LaSalle Street
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
CIBC Inc.
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Assocation
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Trust Advisor:
Park Bridge Lender Services LLC
Payment Date:
Sep 17, 2015
Prior Payment:
Aug 17, 2015
Next Payment:
Oct 19, 2015
Record Date:
Aug 31, 2015
Determination Date:
Sep 11, 2015
First Payment Date:
Oct 20, 2014
Closing Date:
Sep 30, 2014
Cut-off Date:
Sep 1, 2014
Final Distribution Date:
Oct 17, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Reconciliation Detail

Historical Loan Modification Report

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Defeased Loan Detail

Delinquent Loan Detail

Specially Serviced Loan Detail

Specially Serviced Loan Comment

Other Related Information

REO Additional Detail

Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Amount
Amount
Amount
Deficit
Expense
Balance
Outstanding
A-1
1.68600%
36,300,000.00
32,754,845.40
331,812.03
46,020.56
377,832.59
0.00
0.00
32,423,033.37
A-2
3.19400%
288,600,000.00
288,600,000.00
0.00
768,157.00
768,157.00
0.00
0.00
288,600,000.00
A-SB
3.62100%
67,800,000.00
67,800,000.00
0.00
204,586.50
204,586.50
0.00
0.00
67,800,000.00
A-3
3.64600%
115,000,000.00
115,000,000.00
0.00
349,408.33
349,408.33
0.00
0.00
115,000,000.00
A-4
3.92300%
215,535,000.00
215,535,000.00
0.00
704,619.84
704,619.84
0.00
0.00
215,535,000.00
X-A
1.14370%
767,146,000.00
763,600,845.40
0.00
727,777.37
727,777.37
0.00
0.00
763,269,033.37
A-S
4.11000%
43,911,000.00
43,911,000.00
0.00
150,395.18
150,395.18
0.00
0.00
43,911,000.00
100.00%
B
4.59445%
81,364,000.00
81,364,000.00
0.00
311,518.76
311,518.76
0.00
0.00
81,364,000.00
100.00%
PST
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
C
4.63745%
61,991,000.00
61,991,000.00
0.00
239,566.60
239,566.60
0.00
0.00
61,991,000.00
100.00%
X-B
0.33042%
191,141,000.00
191,141,000.00
0.00
52,630.75
52,630.75
0.00
0.00
191,141,000.00
X-C
1.63745%
43,910,000.00
43,910,000.00
0.00
59,916.88
59,916.88
0.00
0.00
43,910,000.00
X-D
1.63745%
30,996,667.00
30,996,667.00
0.00
42,296.14
42,296.14
0.00
0.00
30,996,667.00
D
3.38900%
47,786,000.00
47,786,000.00
0.00
134,955.63
134,955.63
0.00
0.00
47,786,000.00
E
3.00000%
25,829,000.00
25,829,000.00
0.00
64,572.50
64,572.50
0.00
0.00
25,829,000.00
F
3.00000%
18,081,000.00
18,081,000.00
0.00
45,202.50
45,202.50
0.00
0.00
18,081,000.00
G
3.00000%
30,996,667.00
30,996,667.00
0.00
77,491.56
77,491.56
0.00
0.00
30,996,667.00
V
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
300-A
3.74900%
67,400,000.00
67,400,000.00
0.00
217,587.79
217,587.79
0.00
0.00
67,400,000.00
300-B
3.99600%
39,000,000.00
39,000,000.00
0.00
134,199.00
134,199.00
0.00
0.00
39,000,000.00
300-C
4.49000%
57,000,000.00
57,000,000.00
0.00
220,384.17
220,384.17
0.00
0.00
57,000,000.00
300-D
5.27900%
49,000,000.00
49,000,000.00
0.00
222,744.47
222,744.47
0.00
0.00
49,000,000.00
300-E
4.68959%
32,000,000.00
32,000,000.00
0.00
129,224.37
129,224.37
0.00
0.00
32,000,000.00
Totals:
1,277,593,667.00
1,274,048,512.40
331,812.03
4,903,255.89
5,235,067.92
0.00
0.00
1,273,716,700.37
September 2015
PAYMENT DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Amount
Amount
Amount
Deficit
Expense
Balance
Outstanding
A-S
4.11000%
43,911,000.00
43,911,000.00
0.00
150,395.18
150,395.18
0.00
0.00
43,911,000.00
100.00%
B
4.59445%
81,364,000.00
81,364,000.00
0.00
311,518.76
311,518.76
0.00
0.00
81,364,000.00
100.00%
PST
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
C
4.63745%
61,991,000.00
61,991,000.00
0.00
239,566.60
239,566.60
0.00
0.00
61,991,000.00
100.00%
Totals:
187,266,000.00
187,266,000.00
0.00
701,480.53
701,480.53
0.00
0.00
187,266,000.00
September 2015
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Beginning
Principal
Interest
Total
Ending
Class Certificate
Distribution
Distribution
Distribution
Realized
Class Certificate
Class
Cusip
Balance
Amount
Amount
Amount
Loss
Balance
A-1
61763XAA4
0.90233734
0.00914083
0.00126778
0.01040861
0.00000000
0.89319651
A-2
61763XAB2
1.00000000
0.00000000
0.00266167
0.00266167
0.00000000
1.00000000
A-SB
61763XAC0
1.00000000
0.00000000
0.00301750
0.00301750
0.00000000
1.00000000
A-3
61763XAD8
1.00000000
0.00000000
0.00303833
0.00303833
0.00000000
1.00000000
A-4
61763XAE6
1.00000000
0.00000000
0.00326917
0.00326917
0.00000000
1.00000000
X-A
61763XAG1
0.99537877
0.00000000
0.00094868
0.00094868
0.00000000
0.99494625
A-S
61763XAH9
1.00000000
0.00000000
0.00342500
0.00342500
0.00000000
1.00000000
B
61763XAJ5
1.00000000
0.00000000
0.00382871
0.00382871
0.00000000
1.00000000
PST
61763XAK2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
61763XAL0
1.00000000
0.00000000
0.00386454
0.00386454
0.00000000
1.00000000
X-B
61763XAM8
1.00000000
0.00000000
0.00027535
0.00027535
0.00000000
1.00000000
X-C
61763XAP1
1.00000000
0.00000000
0.00136454
0.00136454
0.00000000
1.00000000
X-D
61763XAR7
1.00000000
0.00000000
0.00136454
0.00136454
0.00000000
1.00000000
D
61763XAT3
1.00000000
0.00000000
0.00282417
0.00282417
0.00000000
1.00000000
E
61763XAV8
1.00000000
0.00000000
0.00250000
0.00250000
0.00000000
1.00000000
F
61763XAX4
1.00000000
0.00000000
0.00250000
0.00250000
0.00000000
1.00000000
G
61763XAZ9
1.00000000
0.00000000
0.00250000
0.00250000
0.00000000
1.00000000
V
61763XBC9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
R
61763XBD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
300-A
61763XBF2
1.00000000
0.00000000
0.00322831
0.00322831
0.00000000
1.00000000
300-B
61763XBH8
1.00000000
0.00000000
0.00344100
0.00344100
0.00000000
1.00000000
300-C
61763XBK1
1.00000000
0.00000000
0.00386639
0.00386639
0.00000000
1.00000000
300-D
61763XBM7
1.00000000
0.00000000
0.00454581
0.00454581
0.00000000
1.00000000
300-E
61763XBP0
1.00000000
0.00000000
0.00403826
0.00403826
0.00000000
1.00000000
September 2015
FACTOR DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Collateral
Collateral
Excess
Cumulative
Beginning
Scheduled
Unscheduled
Support Deficit
Support
Trust Advisor
Ending
Realized
Class
Balance
Principal
Principal
Recovered
Deficit
Expenses
Balance
Loss
A-1
32,754,845.40
331,812.03
0.00
0.00
0.00
0.00
32,423,033.37
0.00
A-2
288,600,000.00
0.00
0.00
0.00
0.00
0.00
288,600,000.00
0.00
A-SB
67,800,000.00
0.00
0.00
0.00
0.00
0.00
67,800,000.00
0.00
A-3
115,000,000.00
0.00
0.00
0.00
0.00
0.00
115,000,000.00
0.00
A-4
215,535,000.00
0.00
0.00
0.00
0.00
0.00
215,535,000.00
0.00
A-S
43,911,000.00
0.00
0.00
0.00
0.00
0.00
43,911,000.00
0.00
B
81,364,000.00
0.00
0.00
0.00
0.00
0.00
81,364,000.00
0.00
PST
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
61,991,000.00
0.00
0.00
0.00
0.00
0.00
61,991,000.00
0.00
D
47,786,000.00
0.00
0.00
0.00
0.00
0.00
47,786,000.00
0.00
E
25,829,000.00
0.00
0.00
0.00
0.00
0.00
25,829,000.00
0.00
F
18,081,000.00
0.00
0.00
0.00
0.00
0.00
18,081,000.00
0.00
G
30,996,667.00
0.00
0.00
0.00
0.00
0.00
30,996,667.00
0.00
300-A
67,400,000.00
0.00
0.00
0.00
0.00
0.00
67,400,000.00
0.00
300-B
39,000,000.00
0.00
0.00
0.00
0.00
0.00
39,000,000.00
0.00
300-C
57,000,000.00
0.00
0.00
0.00
0.00
0.00
57,000,000.00
0.00
300-D
49,000,000.00
0.00
0.00
0.00
0.00
0.00
49,000,000.00
0.00
300-E
32,000,000.00
0.00
0.00
0.00
0.00
0.00
32,000,000.00
0.00
Totals:
1,274,048,512.40
331,812.03
0.00
0.00
0.00
0.00
1,273,716,700.37
0.00
September 2015
PRINCIPAL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Excess
Charges/
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Interest
Prepayment Premium
Amount
Shortfall
A-1
46,020.56
0.00
0.00
0.00
0.00
0.00
46,020.56
0.00
A-2
768,157.00
0.00
0.00
0.00
0.00
0.00
768,157.00
0.00
A-SB
204,586.50
0.00
0.00
0.00
0.00
0.00
204,586.50
0.00
A-3
349,408.33
0.00
0.00
0.00
0.00
0.00
349,408.33
0.00
A-4
704,619.84
0.00
0.00
0.00
0.00
0.00
704,619.84
0.00
X-A
727,777.37
0.00
0.00
0.00
0.00
0.00
727,777.37
0.00
A-S
150,395.18
0.00
0.00
0.00
0.00
0.00
150,395.18
0.00
B
311,518.76
0.00
0.00
0.00
0.00
0.00
311,518.76
0.00
PST
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
239,566.60
0.00
0.00
0.00
0.00
0.00
239,566.60
0.00
X-B
52,630.75
0.00
0.00
0.00
0.00
0.00
52,630.75
0.00
X-C
59,916.88
0.00
0.00
0.00
0.00
0.00
59,916.88
0.00
X-D
42,296.14
0.00
0.00
0.00
0.00
0.00
42,296.14
0.00
D
134,955.63
0.00
0.00
0.00
0.00
0.00
134,955.63
0.00
E
64,572.50
0.00
0.00
0.00
0.00
0.00
64,572.50
0.00
F
45,202.50
0.00
0.00
0.00
0.00
0.00
45,202.50
0.00
G
77,491.67
0.00
0.11
0.11
0.00
0.00
77,491.56
1.10
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
300-A
217,587.79
0.00
0.00
0.00
0.00
0.00
217,587.79
0.00
300-B
134,199.00
0.00
0.00
0.00
0.00
0.00
134,199.00
0.00
300-C
220,384.17
0.00
0.00
0.00
0.00
0.00
220,384.17
0.00
300-D
222,744.47
0.00
0.00
0.00
0.00
0.00
222,744.47
0.00
300-E
129,224.37
0.00
0.01
0.01
0.00
0.00
129,224.37
72.75
Totals:
4,903,256.00
0.00
0.11
0.11
0.00
0.00
4,903,255.89
73.85
September 2015
INTEREST DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Interest
Fees
Scheduled Interest
4,915,782.16
Master Servicing Fee
8,746.70
Interest Adjustments
0.00
Certificate Administrator Fee
2,050.02
Deferred Interest
0.00
Trustee Fee
2,050.02
Net Prepayment Interest Shortfall
0.00
Custodian Fee
0.00
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
1,180.97
Interest Reserve (Deposit)/Withdrawal
0.00
CREFC License Fee
548.58
Interest Collections
4,915,782.16
Special Servicing Fee
0.00
Workout Fee
0.00
Liquidation Fee
0.00
Principal
Special Serv Fee plus Adj.
0.00
Scheduled Principal
331,812.03
Miscellaneous Fee
0.00
Unscheduled Principal
0.00
Fee Distributions
12,526.27
Principal Adjustments
0.00
Principal Collections
331,812.03
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other
Other Expenses or Shortfalls
0.00
Yield Maintenance
0.00
Additional Trust Fund Expenses
0.00
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
4,903,255.89
Principal Distribution
331,812.03
Yield Maintenance
0.00
Available Distribution Amount
5,235,067.92
Prepayment Premium
0.00
Payments to Certificateholders
5,235,067.92
Total Collections
5,247,594.19
Total Distribution
5,247,594.19
Funds Collection
Funds Distribution
September 2015
RECONCILIATION OF FUNDS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Interest Accrual Period
08/01/2015 - 08/31/2015
P&I Advances: (Mortgage Loans and 300 North LaSalle B Note)
Master
Stated Principal Balance (Mortgage Loans and 300 North LaSalle B Note)
Mortgage Loans
Servicer
Trustee
Principal*
0.00
0.00
Beginning
Ending
Beginning
Ending
Interest*
0.00
0.00
1,029,648,513.23
1,029,316,701.20
244,400,000.00
244,400,000.00
Total Current Advances*
157,652.50
0.00
Int. on Advances*
0.00
0.00
Master
Unpaid Principal Balance of the Mortgage Loans and 300 North LaSalle B Note
300 North LaSalle B Note
Servicer
Trustee
Mortgage Loans
300 B-Note
Principal*
0.00
0.00
1,029,346,182.67
244,400,000.00
Interest*
0.00
0.00
Total Current Advances*
0.00
0.00
Ending Loan Count
66
Int. on Advances*
0.00
0.00
Mortgage Loans
Servicing Advances:
Master
Special
Weighted Average Remaining Term to Maturity
91
Servicer
Servicer
Trustee
Weighted Average Mortgage Rate
4.6503%
Int. on Advances (Mtg. Loans)
0.00
0.00
0.00
Int. on Advances (300 B-Note)
0.00
0.00
0.00
300 North LaSalle B Note
Weighted Average Remaining Term to Maturity
107
Disclosable Special Servicer Fees
Weighted Average Mortgage Rate
4.5449%
Commission
0.00
Brokerage Fee
0.00
Specially Serviced Loans that are not Delinquent
Rebate
0.00
Count
Balance
Shared Fee
0.00
0
0.00
Other
0.00
Available
Sched Prin
Unsched Prin
Current but not Specially Serviced Loans
Distribution Amounts
Distribution Amt
Distribution Amt
Distribution Amt
(Foreclosure Proceedings Commenced, but not REO Property)
Total
5,235,067.92
331,812.03
0.00
Count
Balance
Class 300 Certificates
924,139.80
0.00
0.00
0
0.00
* Current advances are not provided by the Servicer
Mortgage Loans
300 North LaSalle B Note
September 2015
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

September 2015
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

September 2015
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

September 2015
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
30 Days Delinq
60 Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Sep 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Aug 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Jul 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Jun 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
May 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Apr 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Mar 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Feb 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Jan 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Dec 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Nov 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
0
0.00
Oct 2014
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

September 2015
REO STATUS REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

September 2015
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

September 2015
INTEREST ADJUSTMENT RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

September 2015
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

September 2015
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Retail
XX
08/01/19
N
106,575,000.00
392,788.08
0.00
09/01/15
0.00
0
392,788.08
0.00
4.280
1.83
12/31/14
2
Office
IL
08/10/24
N
100,000,000.00
297,083.33
0.00
09/10/15
0.00
0
297,083.33
0.00
3.450
0.00
2A
Office
08/10/24
N
244,400,000.00
925,661.40
0.00
09/10/15
0.00
0
925,661.40
0.00
4.398
0.00
3
Retail
CA
10/01/24
N
60,500,000.00
241,210.14
0.00
09/01/15
0.00
0
241,210.14
0.00
4.630
0.00
4
Various
XX
08/01/24
N
59,080,000.00
236,929.56
0.00
09/01/15
0.00
0
236,929.56
0.00
4.657
0.00
5
Office
CA
08/01/19
N
48,000,000.00
169,714.67
0.00
09/01/15
0.00
0
169,714.67
0.00
4.106
0.00
6
Office
PR
09/01/24
N
40,000,000.00
150,728.89
0.00
09/01/15
0.00
0
150,728.89
0.00
4.376
0.00
7
Various
XX
09/01/19
N
38,400,000.00
150,453.33
0.00
09/01/15
0.00
0
150,453.33
0.00
4.550
0.00
8
Multifamily
TN
02/01/24
N
33,550,000.00
146,473.71
0.00
09/01/15
0.00
0
146,473.71
0.00
5.070
1.44
12/31/14
9
Retail
VA
07/01/26
N
31,000,000.00
134,540.00
0.00
09/01/15
0.00
0
134,540.00
0.00
5.040
0.00
10
Office
CA
09/01/24
N
28,500,000.00
110,437.50
0.00
09/01/15
0.00
0
110,437.50
0.00
4.500
0.00
11
Various
XX
10/01/19
N
28,158,474.07
158,623.42
0.00
08/01/15
0.00
B
129,142.35
0.00
5.320
0.00
12
Retail
CA
10/01/19
N
27,473,552.88
160,116.38
0.00
09/01/15
0.00
0
113,276.99
0.00
4.780
0.00
13
Various
XX
08/01/24
N
24,980,000.00
105,401.72
0.00
09/01/15
0.00
0
105,401.72
0.00
4.900
0.00
14
Lodging
ND
09/01/24
N
19,132,915.35
163,522.84
0.00
09/01/15
0.00
0
91,123.88
0.00
5.510
0.00
15
Multifamily
OH
08/01/19
N
19,600,000.00
74,417.22
0.00
09/01/15
0.00
0
74,417.22
0.00
4.409
0.00
16
Office
CA
09/01/24
N
18,500,000.00
71,655.64
0.00
09/01/15
0.00
0
71,655.64
0.00
4.498
0.00
17
Mixed Use
NC
07/01/24
N
17,200,000.00
67,094.33
0.00
09/01/15
0.00
0
67,094.33
0.00
4.530
0.00
18
Retail
CA
08/01/24
N
16,500,000.00
61,237.92
0.00
09/01/15
0.00
0
61,237.92
0.00
4.310
0.00
19
Various
XX
07/01/24
N
15,000,000.00
59,416.67
0.00
09/01/15
0.00
0
59,416.67
0.00
4.600
0.00
20
Office
CA
09/01/24
N
14,250,000.00
53,500.83
0.00
09/01/15
0.00
0
53,500.83
0.00
4.360
2.20
12/31/14
21
Various
XX
08/01/24
N
12,500,000.00
52,204.86
0.00
09/01/15
0.00
0
52,204.86
0.00
4.850
0.00
22
Office
NC
09/01/24
N
11,175,000.00
46,286.23
0.00
09/01/15
0.00
0
46,286.23
0.00
4.810
0.00
23
Industrial
CA
10/01/44
N
11,100,000.00
44,465.37
0.00
09/01/15
0.00
0
44,465.37
0.00
4.652
0.00
24
Office
FL
10/01/24
N
11,000,000.00
46,413.89
0.00
09/01/15
0.00
0
46,413.89
0.00
4.900
0.00
25
Multifamily
NV
07/01/19
N
10,415,109.36
54,721.05
0.00
09/01/15
0.00
0
41,845.19
0.00
4.660
1.23
12/31/14
26
Multifamily
CA
09/01/24
N
10,500,000.00
39,783.33
0.00
09/01/15
0.00
0
39,783.33
0.00
4.400
0.00
27
Lodging
TX
09/01/24
N
9,606,042.56
50,860.62
0.00
09/01/15
0.00
0
39,338.51
0.00
4.750
0.00
28
Lodging
MS
08/01/24
N
9,342,116.02
48,361.16
0.00
09/01/15
0.00
0
36,568.59
0.00
4.540
0.00
29
Multifamily
NV
07/01/19
N
8,843,017.36
46,461.27
0.00
09/01/15
0.00
0
35,528.93
0.00
4.660
1.29
12/31/14
30
Retail
LA
08/01/24
N
8,750,000.00
33,770.62
0.00
09/01/15
0.00
0
33,770.62
0.00
4.482
0.00
31
Office
VA
09/01/24
N
8,300,000.00
34,378.14
0.00
09/01/15
0.00
0
34,378.14
0.00
4.810
0.00
32
Various
XX
09/01/24
N
8,131,579.19
43,749.86
0.00
09/01/15
0.00
0
34,301.54
0.00
4.893
0.00
33
Mixed Use
CT
09/01/24
N
8,000,000.00
33,480.00
0.00
09/01/15
0.00
0
33,480.00
0.00
4.860
0.00
34
Retail
FL
07/01/24
N
7,773,112.89
40,610.29
0.00
09/01/15
0.00
0
30,895.66
0.00
4.610
2.07
12/31/14
35
Lodging
LA
09/01/24
N
7,001,097.49
42,366.09
0.00
09/01/15
0.00
0
31,097.89
0.00
5.150
0.00
36
Retail
IN
08/01/24
N
6,886,595.62
36,178.53
0.00
09/01/15
0.00
0
27,727.66
0.00
4.670
0.00
37
Multifamily
OK
09/01/24
N
6,523,361.04
33,305.48
0.00
09/01/15
0.00
0
24,916.81
0.00
4.430
0.00
38
Office
IN
08/01/24
N
6,562,000.00
24,636.66
0.00
09/01/15
0.00
0
24,636.66
0.00
4.360
0.00
39
Retail
TX
09/01/24
N
6,104,108.92
31,458.71
0.00
09/01/15
0.00
0
23,746.46
0.00
4.512
0.00
40
Mobile Home
CA
08/01/24
N
6,000,000.00
23,146.67
0.00
09/01/15
0.00
0
23,146.67
0.00
4.480
0.00

September 2015
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
41
Mobile Home
CO
09/01/24
N
5,800,000.00
22,849.58
0.00
09/01/15
0.00
0
22,849.58
0.00
4.575
0.00
42
Multifamily
TX
09/01/24
N
5,651,448.03
29,653.48
0.00
09/01/15
0.00
0
22,754.41
0.00
4.670
0.00
43
Multifamily
TX
08/01/21
N
5,625,000.00
21,506.25
0.00
09/01/15
0.00
0
21,506.25
0.00
4.440
0.00
44
Office
CA
09/01/24
N
5,450,000.00
22,526.67
0.00
09/01/15
0.00
0
22,526.67
0.00
4.800
0.00
45
Office
NC
08/01/24
N
5,293,962.48
27,487.80
0.00
09/01/15
0.00
0
21,450.28
0.00
4.700
0.00
46
Retail
CA
08/01/24
N
5,200,000.00
19,402.21
0.00
09/01/15
0.00
0
19,402.21
0.00
4.333
0.00
47
Self Storage
CA
09/01/24
N
5,121,106.57
26,691.70
0.00
09/01/15
0.00
0
20,358.93
0.00
4.611
0.00
48
Lodging
FL
08/01/24
N
5,040,000.00
21,700.00
0.00
09/01/15
0.00
0
21,700.00
0.00
5.000
0.00
49
Office
VA
08/01/24
N
4,994,304.22
25,931.89
0.00
09/01/15
0.00
0
20,236.11
0.00
4.700
0.00
50
Multifamily
GA
09/01/19
N
5,000,000.00
17,459.03
0.00
09/01/15
0.00
0
17,459.03
0.00
4.055
0.00
51
Retail
TX
08/01/24
N
4,916,088.31
25,304.57
0.00
09/01/15
0.00
0
19,031.76
0.00
4.490
0.00
52
Retail
KS
07/01/24
N
4,635,389.89
23,194.40
0.00
09/01/15
0.00
0
16,915.27
0.00
4.232
0.00
53
Various
XX
07/01/24
N
4,390,240.23
25,456.39
0.00
09/01/15
0.00
0
17,697.43
0.00
4.673
0.00
54
Retail
VA
08/01/24
N
4,276,111.36
21,855.11
0.00
09/01/15
0.00
0
16,325.90
0.00
4.428
0.00
55
Retail
UT
08/01/24
N
4,200,000.00
16,672.83
0.00
09/01/15
0.00
0
16,672.83
0.00
4.610
0.00
56
Multifamily
TN
08/01/24
N
4,131,688.69
21,656.75
0.00
09/01/15
0.00
0
16,564.36
0.00
4.650
0.00
57
Retail
NC
08/01/24
N
4,079,877.35
20,916.62
0.00
09/01/15
0.00
0
15,671.55
0.00
4.455
0.00
58
Retail
AZ
07/01/24
N
4,074,556.91
20,904.33
0.00
09/01/15
0.00
0
15,633.67
0.00
4.450
0.00
59
Multifamily
FL
09/01/24
N
3,975,000.00
16,258.85
0.00
09/01/15
0.00
0
16,258.85
0.00
4.750
0.00
60
Various
XX
09/01/24
N
3,600,000.00
14,570.00
0.00
09/01/15
0.00
0
14,570.00
0.00
4.700
0.00
61
Retail
AZ
09/01/24
N
3,183,725.04
18,716.23
0.00
09/01/15
0.00
0
13,319.01
0.00
4.850
0.00
62
Retail
NV
09/01/24
N
2,906,443.62
15,388.60
0.00
09/01/15
0.00
0
11,902.42
0.00
4.750
0.00
63
Office
IL
07/01/19
N
2,559,920.62
14,389.52
0.00
09/01/15
0.00
0
11,629.59
0.00
5.270
0.00
64
Multifamily
KS
09/01/24
N
2,183,755.13
10,895.09
0.00
09/01/15
0.00
0
7,965.00
0.00
4.230
0.00
65
Self Storage
FL
09/01/24
N
2,115,000.00
8,559.88
0.00
09/01/15
0.00
0
8,559.88
0.00
4.700
0.00
1,273,716,701.20
5,247,594.19
0.00
0.00
66
Totals:
Count:
4,915,782.16
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

September 2015
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

September 2015
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
0M to 4.9M
16
$60,222,101.37
4.73%
5M to 9.9M
23
$156,004,548.17
12.25%
10M to 14.9M
7
$80,940,109.36
6.35%
15M to 19.9M
6
$105,932,915.35
8.32%
20M to 24.9M
1
$24,980,000.00
1.96%
25M to 29.9M
3
$84,132,026.95
6.61%
30M to 34.9M
2
$64,550,000.00
5.07%
35M to 39.9M
1
$38,400,000.00
3.01%
40M to 44.9M
1
$40,000,000.00
3.14%
45M to 49.9M
1
$48,000,000.00
3.77%
55M to 59.9M
1
$59,080,000.00
4.64%
60M to 64.9M
1
$60,500,000.00
4.75%
100M to 104.9M
1
$100,000,000.00
7.85%
105M to 109.9M
1
$106,575,000.00
8.37%
240M to 244.9M
1
$244,400,000.00
19.19%
Total
66
$1,273,716,701.20
100.00%
Remaining Principal Balance
0
4
8
12
16
20
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
45
M
t
o
49.9M
55
M
t
o
59.9M
60
M
t
o
64.9M
10
0M
to
10
4.9M
10
5M
to
10
9.9M
24
0M
to
24
4.9M
Count
Balance ($)
%
3.250% - 3.490%
1
$100,000,000.00
7.85%
4.000% - 4.240%
4
$59,819,145.02
4.70%
4.250% - 4.490%
18
$526,331,994.97
41.32%
4.500% - 4.740%
23
$324,441,810.39
25.47%
4.750% - 4.990%
13
$136,681,343.29
10.73%
5.000% - 5.240%
4
$76,591,097.49
6.01%
5.250% - 5.490%
2
$30,718,394.69
2.41%
5.500% - 5.740%
1
$19,132,915.35
1.50%
Total
66
$1,273,716,701.20
100.00%
Gross Rate
Total Weighted Average Rate: 4.48%
0
5
10
15
20
25
30
35
40
45
3.250% -
3.490%
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%

September 2015
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
VARIOUS
10
$300,815,293.49
23.62%
CALIFORNIA
13
$257,094,659.45
20.18%
UNDEFINED
1
$244,400,000.00
19.19%
ILLINOIS
2
$102,559,920.62
8.05%
VIRGINIA
4
$48,570,415.58
3.81%
PUERTO RICO
1
$40,000,000.00
3.14%
NORTH CAROLINA
4
$37,748,839.83
2.96%
TENNESSEE
2
$37,681,688.69
2.96%
TEXAS
5
$31,902,687.82
2.50%
FLORIDA
5
$29,903,112.89
2.35%
NEVADA
3
$22,164,570.34
1.74%
OHIO
1
$19,600,000.00
1.54%
NORTH DAKOTA
1
$19,132,915.35
1.50%
LOUISIANA
2
$15,751,097.49
1.24%
INDIANA
2
$13,448,595.62
1.06%
MISSISSIPPI
1
$9,342,116.02
0.73%
CONNECTICUT
1
$8,000,000.00
0.63%
ARIZONA
2
$7,258,281.95
0.57%
KANSAS
2
$6,819,145.02
0.54%
OKLAHOMA
1
$6,523,361.04
0.51%
COLORADO
1
$5,800,000.00
0.46%
GEORGIA
1
$5,000,000.00
0.39%
UTAH
1
$4,200,000.00
0.33%
Total
66
$1,273,716,701.20
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
VARIO
US
CALIFORNIA
UN
DE
FINE
D
IL
LIN
O
IS
VIRGINIA
PUERT
O
R
IC
O
NO
RTH CAROLINA
TENNESSEE
TEXAS
FLORIDA
NEVADA
OH
IO
NO
RTH DAKOTA
LOUISIANA
INDIANA
M
ISSISSIPPI
CO
NNECTICUT
ARIZONA
KANSAS
OKLAH
O
MA
CO
LO
RADO
GE
O
RGIA UTAH
Count
Balance ($)
%
Industrial
1
$11,100,000.00
0.87%
Lodging
5
$50,122,171.42
3.94%
Mixed Use
2
$25,200,000.00
1.98%
Mobile Home Park
2
$11,800,000.00
0.93%
Multifamily
12
$115,998,379.61
9.11%
Office
15
$548,985,187.32
43.10%
Retail
18
$309,034,562.79
24.26%
Self Storage
2
$7,236,106.57
0.57%
Various
9
$194,240,293.49
15.25%
Total
66
$1,273,716,701.20
100.00%
Property Type
0.9
Industrial
3.9
Lodging
2.0
Mixed Use
0.9
Mobile Home Park
9.1
Multifamily
43.1
Office
24.3
Retail
0.6
Self Storage
15.2
Various
Industrial
0.9%
Lodging
3.9%
Mixed Use
2.0%
Mobile Home Park
0.9%
Multifamily
9.1%
Office
43.1%
Retail
24.3%
Self Storage
0.6%
Various
15.2%
Total:
100.0%

September 2015
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
9 - 11
5
$138,232,026.95
10.85%
12 - 14
60
$1,101,934,674.25
86.51%
18 - 20
1
$33,550,000.00
2.63%
Total
66
$1,273,716,701.20
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 13
0
20
40
60
80
100
9 - 11
12 - 14
18 - 20
Count
Balance ($)
%
45 - 47
6
$195,993,047.34
15.39%
48 - 50
4
$99,032,026.95
7.78%
69 - 71
1
$5,625,000.00
0.44%
99 - 101
1
$33,550,000.00
2.63%
105 - 107
26
$590,206,043.97
46.34%
108 - 110
27
$318,310,582.94
24.99%
129 - 131
1
$31,000,000.00
2.43%
Total
66
$1,273,716,701.20
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 94
0
10
20
30
40
50
45 - 47
48 - 50
69 - 71
99 - 101
105 - 107
108 - 110
129 - 131

September 2015
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
0.500% - 0.99
1
$8,000,000.00
0.63%
1.000% - 1.49
8
$115,975,737.89
9.11%
1.500% - 1.99
26
$290,467,933.06
22.80%
2.000% - 2.49
15
$296,295,512.52
23.26%
2.500% - 2.99
9
$197,592,517.73
15.51%
3.000% - 3.49
5
$118,870,000.00
9.33%
3.500% - 3.99
1
$2,115,000.00
0.17%
Not Avail.
1
$244,400,000.00
19.19%
Total
66
$1,273,716,701.20
100.00%
DSCR
Total Weighted Average DSCR: 1.74
0
4
8
12
16
20
24
0.500%
- 0
.9
9
1.000%
- 1
.4
9
1.500%
- 1
.9
9
2.000%
- 2
.4
9
2.500%
- 2
.9
9
3.000%
- 3
.4
9
3.500%
- 3
.9
9
No
t Ava
il.
16.29%
Amortizing Balloon
36.38%
IO Maturity Balloon
47.33%
IO/Amortizing/Balloon
Amortizing Balloon
16.29%
IO Maturity Balloon
36.38%
IO/Amortizing/Balloon
47.33%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
26
$207,501,434.50
16.29%
IO Maturity Balloon
8
$463,375,000.00
36.38%
IO/Amortizing/Balloon
32
$602,840,266.70
47.33%
Total
66
$1,273,716,701.20
100.00%
Amortization Type

September 2015
DEFEASED LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

September 2015
DELINQUENT LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Paid Thru
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Resolution
Strategy Code
11
08/01/2015
158,355.45
157,652.50
0.00
B
1
Totals:
157,652.50
0.00
Count:
158,355.45
* Loan Status: A = Payment not received but still in grace period;
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90+ Days Delinquent; 4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
**** Resolution Strategy Code
1 - Modification 2 - Foreclosure 3 - Bankruptcy 4 - Extension 5 - Note Sale
6 - DPO 7 - REO 8 - Resolved 9 - Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure 11- Full Payoff 12 - Reps and Warranties
13 - Other or TBD

September 2015
SPECIALLY SERVICED (PART I) - LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Servicing
Xfer Date
Loan
Status
Schedule
Balance
Actual
Balance
Note
Rate
Maturity
Date
Remaining
Life
Property
Type
Geo.
Location
NOI
DSCR
NOI
Date
Count:
Totals:
(1) Legend: A (P&I Adv - In Grace Period), B (P&I Adv <= 1 Month Delinq), 1 (P&I Adv - 1 Month Delinq), 2 (P&I Adv - 2 Months Delinq), 3 (P&I Adv - 3 Plus Months Delinq), 4 (Mat. Balloon/Assumed P&I), 5 (Non Performing Mat. Balloon)

September 2015
SPECIALLY SERVICED (PART II) - SERVICER COMMENTS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Resolution
Strategy
Comments

are posted on the Certificate Administrator's Website.
Notice to Investors
Certificateholder may access notices on the Certificate Administrator's Website and each Certificateholder may register to receive email notifications when notices
September 2015
OTHER RELATED INFORMATION
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

September 2015
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Reconciliation Detail
    Historical Loan Modification Report
    Bond Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Defeased Loan Detail
    Delinquent Loan Detail
    Specially Serviced Loan Detail
    Specially Serviced Loan Comment
    Other Related Information
    REO Additional Detail